Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line items]
Deposit	$ 704,505	$ 697,572
Purchased notes, net	1,700	3,000
Deposits structured liabilities	13,200	10,600
Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	54,400	55,100
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	241,200	243,300
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 55,500	$ 53,100